Other Provisions - Provision for Silicosis Settlement - Reconciliation of the Total Provision for Silicosis Settlement (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of other provisions [line items]
Legal proceedings provision beginning	R 892	R 942
legal settlement payment to trust	(170)	(155)
Legal proceedings provision closing	854	892
Other provisions	175	175
Non-current portion of silicosis provision	679	717
Provision raised for settlement
Disclosure of other provisions [line items]
Change in estimate	80	36
Time value of money and inflation component of rehabilitation costs	R 52	R 69